Acquisitions, investments, purchases of intangible assets and divestitures - Acquisitions and Investments (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash consideration, net of cash acquired	€ 808,253,000	€ 427,872,000
Acquisitions
Cash consideration, net of cash acquired	(162,284,000)	€ (395,411,000)
Goodwill.	€ 11,983,016,000		€ 12,103,921,000